Related-Party Transactions (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Media Purchase Agreement
Related Party Transaction [Line Items]
2017	$ 15,000		$ 15,000
2018	15,000		15,000
2019	15,000		15,000
2020	15,000		15,000
2021	15,000		15,000
Additional contingent commitment	5,000		5,000
Related party expense	3,470,000	$ 2,128,000	8,411,000	$ 23,313,000
Due to related party	1,563,000		2,413,000	428,000
Media Purchase Agreement | Amended agreement
Related Party Transaction [Line Items]
2019	5,000		(5,000)
2020	5,000		5,000
2021	5,000		5,000
Aggregate commitment	15,000		15,000
Private Placement Agent
Related Party Transaction [Line Items]
Related party expense	601,000	0
DKFC, an equity method affiliate
Related Party Transaction [Line Items]
Receivables from related party	1,040,000		959,000
Series E-1 redeemable convertible preferred stock | Private Placement Agent
Related Party Transaction [Line Items]
Related party expense	0	$ 0	0	0	$ 2,066,000
Temporary equity owned by related party	$ 119,832,000		$ 119,752,000	$ 119,427,000